Property & Equipment, Net	12 Months Ended
Oct. 31, 2024
Property & Equipment, Net [Abstract]
PROPERTY & EQUIPMENT, NET

NOTE 7 — PROPERTY & EQUIPMENT, NET

Property and equipment, net comprised of the following:

	October 31, 2024	October 31, 2023
At Cost:
Office furniture	8,855	8,648
Motor vehicle	147,573	144,123
Office equipment	8,129	5,900
Leasehold improvements	106,775	21,953
	271,332	180,624
Less: Accumulated depreciation	(167,372)	(142,053)
Total, net	103,960	38,571

Depreciation expenses was $21,712 and $19,071 for the years ended October 31, 2024 and 2023, respectively.